Stockholders Deficit (Details Narrative) - USD ($)					1 Months Ended									6 Months Ended		12 Months Ended
	Apr. 19, 2017	Dec. 24, 2015	Nov. 15, 2015	Apr. 25, 2015	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	May 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Number of shares issued upon services								300,000
Share price (in dollars per share)								$ 0.60						$ 3.00
Number of shares issued upon new issue														69,667
Value of shares issued upon new issue														$ 209,000
Warrant exercise price (in dollars per share)						$ 2.60	$ 3.00
Number of warrant called							1,666,667
Number of stock issued upon stock awards								25,000
Value of shares issued upon services								$ 136,250
Number of shares issued upon debt retirement																443,156
Number of shares issued upon options to purchase							315,000
Option term							5 years							8 years 1 month 28 days		2 years 2 months 5 days	2 years 2 months 5 days
Option exercise price (in dollars per share)							$ 3.00							$ 0.883		$ 0.835
Proceeds from warrant exercised							$ 5,000,000
Number of option exercised						30,000								30,000
Proceeds from option exercised						$ 78,000								$ 78,000
Dividend paid														$ 85,745		$ 30,966
Number of option granted														315,000		1,150,000
2015 Stock Incentive Plan [Member]
Expiration term				10 years
Maximum number of shares issued under plan	2,150,000			5,000,000
Maximum [Member]
Share price (in dollars per share)								$ 1.00
Maximum [Member] | 2015 Stock Incentive Plan [Member]
Option exercise price (in dollars per share)	$ 5.00
Minimum [Member]
Share price (in dollars per share)								$ 0.25
Minimum [Member] | 2015 Stock Incentive Plan [Member]
Option exercise price (in dollars per share)	$ 3.00
Second Offering [Member]
Share price (in dollars per share)										$ 2.60	$ 2.60	$ 2.50
Number of shares issued upon new issue		300,000								30,000	675,000	2,000,000
Value of shares issued upon new issue		$ 300,000
Number of additional shares issued upon new issue										150,000
Share price (in dollars per share)										$ 2.70
Warrant [Member]
Number of shares issued upon new issue					60,000
Warrant exercise price (in dollars per share)												$ 3.00
Number of warrant called												1,666,667
Warrant [Member] | Maximum [Member]
Warrant exercise price (in dollars per share)					$ 3.50
Warrant [Member] | Minimum [Member]
Warrant exercise price (in dollars per share)					$ 3.00
Warrant [Member] | Second Offering [Member]
Warrant exercise price (in dollars per share)												$ 3.00
Number of warrant called											1,350,000	1,666,667
Warrant [Member] | Second Offering [Member] | Maximum [Member]
Warrant exercise price (in dollars per share)											$ 3.50
Warrant [Member] | Second Offering [Member] | Minimum [Member]
Warrant exercise price (in dollars per share)											$ 3.00
6% Preferred Stock [Member]
Share price (in dollars per share)									$ 3.50
Number of shares issued upon debt conversion									13,456,932
Debt conversion amount									$ 3,364,234
Debt conversion price (in dollars per share)									$ 0.25
Dividend paid														$ 85,745
Number of shares reserved for future issuance														4,140,000
Number of option granted														4,425,000
Number of shares not reserved for future issuance														285,000
4 Different Group [Member] | Warrant [Member]
Number of shares issued upon new issue																3,826,667
4 Different Group [Member] | Warrant [Member] | Maximum [Member]
Warrant exercise price (in dollars per share)																$ 3.50
4 Different Group [Member] | Warrant [Member] | Minimum [Member]
Warrant exercise price (in dollars per share)																3.00
12% Secured Convertible Promissory Notes [Member] | Accredited Investors [Member] | Common Stock [Member]
Share price (in dollars per share)																$ 0.25
Number of shares issued upon debt conversion																2,343,191
Director [Member]
Number of shares issued upon services			50,000										12,000
Share price (in dollars per share)													$ 1.00